Summary of Significant Accounting Policies - Summary of Capitalized Cloud-based Computing Implementation Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Capitalized cloud-based computing implementation costs	$ 1,137	$ 1,125
Less: Accumulated amortization	380	13
Capitalized cloud-based computing implementation costs, net	$ 757	$ 1,112